LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31,	June 30,	June 30,
	2023	2024	2024
	SGD	SGD	USD
Operating lease:
Right-of-use assets, net	4,100,541	5,349,876	3,938,076

Lease liabilities:
Current lease liabilities	1,632,192	1,835,793	1,351,338
Non-current lease liabilities	2,809,102	3,931,024	2,893,650
Total lease liabilities	4,441,294	5,766,817	4,244,988

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION

Other supplemental information about the Company’s operating leases:

	December 31, 2023	June 30, 2024
Weighted average discount rate	3.96-6.56%	3.96-5.25%
Weighted average remaining lease term (years)	0.59-4.67 years	0.09-4.29 years

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years:

For the year ending December 31,	SGD	USD
2024 (six months)	1,010,149	743,577
2025	2,160,034	1,590,014
2026	1,590,990	1,171,138
2027	1,360,142	1,001,209
2028	160,331	118,019
Total minimum lease payments	6,281,646	4,623,957
Less: imputed interest	(514,829)	(378,969)
Future minimum lease payments	5,766,817	4,244,988